Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Property and Equipment, Net

NOTE 8. Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,
(in thousands)	2017	2016
Research equipment	$1,620	$1,495
Computers and software	97	98
Office equipment and furniture	255	255
Leasehold improvements	44	44
Total	2,016	1,892
Less accumulated depreciation and amortization	(967)	(557)
Property and equipment, net	$1,049	$1,335

Depreciation and amortization expense was $410,000, $294,000 and $192,000 for the years ended December 31, 2017, 2016 and 2015, respectively.